SCHEDULE H, LINE 4I — SCHEDULE OF ASSETS (HELD AT END OF YEAR) - Plan Name and Number (Details) - EBP 002	12 Months Ended
Dec. 31, 2025
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	31-0724920
Plan number	002